Fair value - Schedule of Fair Value Assets Measured on a Recurring Basis (Details) - A Place For Rover INC - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Money market fund		$ 37,854	$ 15,088
Fair Value, Inputs, Level 1
Assets
Money market fund		37,854	$ 15,088
Recurring
Assets
Money market fund	$ 37,857	37,854
Recurring | Fair Value, Inputs, Level 1
Assets
Money market fund	37,857	37,854
Recurring | Money Market Funds [Member]
Assets
Money market fund	37,857	37,854
Recurring | Money Market Funds [Member] | Fair Value, Inputs, Level 1
Assets
Money market fund	$ 37,857	$ 37,854